UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund:    BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment

            Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 8.3%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	$3,300	$3,461,931
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (a)	455	445,518
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	2,895	2,632,250
4.00%, 1/01/38	2,000	1,999,940
Pinal County Electric District No 3, Refunding RB:
4.75%, 7/01/31	680	772,221
4.75%, 7/01/31	3,070	3,341,695
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,160,670
5.00%, 12/01/37	4,585	5,179,858
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	750	842,475
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	1,600	1,897,520

		21,734,078
Arkansas — 3.6%
City of Benton Arkansas, RB, 4.00%, 6/01/39	1,355	1,377,357
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,850	1,871,571
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,800	1,981,134
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,955	3,000,448
City of Rogers Arkansas Water Revenue, Refunding RB, 3.13%, 11/01/35	780	700,276
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	505,432

		9,436,218
California — 20.6%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 3.25%, 11/15/36	630	584,577
Series B, 5.88%, 8/15/31	2,300	2,623,334

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 3.00%, 3/01/39	$1,130	$928,928
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	3,330	3,355,341
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)	370	380,700
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34	1,500	1,581,045
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,386,790
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34	2,475	2,398,720
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	12,000	4,532,640
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (c)	2,270	1,367,108
0.00%, 8/01/33 (c)	4,250	1,686,443
0.00%, 8/01/39 (d)	4,000	3,361,360
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (d)	4,200	4,603,158
State of California, GO, Refunding, Various Purposes:
5.00%, 6/01/17 (b)	5,000	5,071,249
5.00%, 2/01/38	2,000	2,221,620
4.00%, 10/01/44	2,520	2,566,595
State of California, GO, Various Purposes:
5.75%, 4/01/31	3,000	3,272,430
6.00%, 3/01/33	2,270	2,569,436
6.50%, 4/01/33	2,900	3,221,436

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes (continued):
5.50%, 3/01/40	$3,650	$4,053,471

		53,766,381
Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,009,422
Trinity Health Corp., 3.25%, 12/01/36	150	133,932
South Central Connecticut Regional Water Authority, Refunding RB, Thirty Second, Series B, 4.00%, 8/01/36	1,980	2,027,223

		3,170,577
Delaware — 2.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,934,964
Delaware Transportation Authority, RB:
5.00%, 6/01/45	3,000	3,347,970
5.00%, 6/01/55	1,430	1,551,521

		6,834,455
Florida — 5.5%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	900	881,280
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (c)	5,000	2,493,350
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (c)	15,375	7,287,596
Series B, AMT, 6.00%, 10/01/32	3,000	3,524,160

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	$200	$209,822

		14,396,208
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	634,884
Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	3,000	3,204,360
Illinois — 8.1%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (e)	5,000	5,629,950
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,400	2,437,440
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,735	1,835,647
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,066,150
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	535	588,233
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,544,340
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,014,200
6.00%, 6/01/28	1,700	1,932,747
State of Illinois, GO, 5.00%, 2/01/39	1,000	993,400

		21,042,107
Iowa — 0.3%
Iowa Higher Education Loan Authority, RB, Private College Facility, Grinnell College Project, 4.00%, 12/01/36 (f)	675	703,951

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Kansas — 3.7%
County of Johnson Kansas Unified School District No. 512 Shawnee Mission, GO, Refunding Series B, 3.00%, 10/01/37	$1,940	$1,712,438
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 1/01/20 (b)	1,005	1,108,646
5.00%, 1/01/28	150	161,359
Seward County Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 9/01/39	1,085	1,245,417
5.00%, 9/01/39	4,915	5,392,935

		9,620,795
Kentucky — 5.9%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35	2,100	2,061,948
Kentucky Bond Development Corp., Refunding RB, Saint Elizabeth Medical Center, Inc., 4.00%, 5/01/35	875	887,136
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	3,400	3,638,476
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (c)	8,500	6,925,035
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (d):
0.00%, 7/01/34	1,000	822,860
0.00%, 7/01/39	1,395	1,123,715

		15,459,170
Louisiana — 1.7%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,790	1,954,537
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,799,671

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	$600	$660,756

		4,414,964
Maryland — 0.8%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	260	256,779
5.25%, 7/01/44	260	255,281
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,500	1,680,300

		2,192,360
Massachusetts — 4.3%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	1,010	1,073,266
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	625	682,806
Emerson College Issue, Series A, 5.25%, 1/01/42	900	981,306
Massachusetts Development Finance Agency, Refunding RB:
Boston College, Series T, 3.63%, 7/01/39	1,730	1,697,372
Boston College, Series T, 4.00%, 7/01/42	2,860	2,906,275
Emmanuel College Issue, Series A, 4.00%, 10/01/46	1,380	1,276,059
International Charter School, 5.00%, 4/15/40	600	623,694
WGBH Educational Foundation Issue, 3.00%, 1/01/42	2,280	1,898,921

		11,139,699
Michigan — 3.8%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	360	376,830
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	2,305	2,204,272

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$4,150	$4,231,755
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	2,750	3,055,882
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	60	64,655

		9,933,394
Minnesota — 3.2%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,905	2,057,248
City of St. Cloud Minnesota, Refunding RB, CentraCare Health System, Series A, 3.25%, 5/01/39	695	626,265
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 1/01/41	460	503,249
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series A, 4.00%, 5/01/38	920	898,049
Augsburg College, Series B, 4.25%, 5/01/40	1,895	1,878,305
College of St. Benedict, Series 8-K, 5.00%, 3/01/37	1,055	1,146,384
College of St. Benedict, Series 8-K, 4.00%, 3/01/43	615	610,055
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	620	631,420

		8,350,975
Mississippi — 2.1%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	659,334
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,050,748

Municipal Bonds	Par (000)	Value
Mississippi (continued)
Mississippi Development Bank, RB, Special Obligation (continued):
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	$2,655	$2,864,639

		5,574,721
Missouri — 3.1%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,431,770
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	553,970
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	500,059
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	821,948
Heartland Regional Medical Center, 4.13%, 2/15/43	700	711,137
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,657,080
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A (f):
5.00%, 6/01/42	860	940,530
5.00%, 6/01/47	1,230	1,340,663

		7,957,157
Nebraska — 5.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	954,306
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	640,698
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine:
3.00%, 5/15/46	3,075	2,447,546
4.00%, 5/15/51	1,565	1,524,967
Gretna Public Schools, GO, Refunding School Building, 3.00%, 12/15/39	1,480	1,252,776

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	$780	$793,377
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,796,789
4.00%, 1/01/44	600	605,322
Public Power Generation Agency, Refunding RB:
3.13%, 1/01/35	1,845	1,622,327
3.25%, 1/01/36	2,075	1,836,956

		14,475,064
Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,553,040
New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act, Refunding RB, Southern New Hampshire Medical Center, 3.50%, 10/01/34	1,390	1,292,478
New Jersey — 7.3%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	2,050	2,032,411
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (g)(h)	1,510	59,177
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	1,335	1,404,861
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	990	1,074,229
Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	300	325,677
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, 3.50%, 7/01/31	1,150	1,131,531
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 7/01/43	2,955	2,931,094
St. Barnabas Health Care System, 4.63%, 7/01/21 (b)	770	868,583

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A (continued):
St. Barnabas Health Care System, 5.63%, 7/01/21 (b)	$2,560	$2,996,454
St. Barnabas Health Care System, 5.00%, 7/01/25	500	556,520
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	50	51,466
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,780	3,064,060
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	1,600	572,560
Transportation Program, Series AA, 5.00%, 6/15/45	1,350	1,335,785
Transportation Program, Series AA, 5.00%, 6/15/46	600	592,680

		18,997,088
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	680	750,754
New York — 6.9%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	1,520	1,705,957
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium:
(AMBAC), 5.00%, 1/01/39	1,100	1,102,299
(AGC), 6.50%, 1/01/46	300	326,322
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,400	1,450,960
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	1,000	903,740
County of Nassau New York, GO, Series A, 5.00%, 1/15/30	1,250	1,462,500

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	$1,825	$1,730,191
Hudson Yards Infrastructure Corp., RB, Series A (AGM), 5.00%, 2/15/47	500	503,800
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,662,308
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,365	1,462,024
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,250	1,362,525
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	640	680,781
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	1,905	1,972,666
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	600	604,146

		17,930,219
North Carolina — 0.7%
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series B, 3.00%, 3/01/37	1,495	1,355,427
County of Pitt North Carolina, Refunding RB, Series B, 3.00%, 4/01/33	615	556,040

		1,911,467
North Dakota — 0.6%
City of Fargo North Dakota, GO, Series D, 4.00%, 5/01/37	795	815,773

Municipal Bonds	Par (000)	Value
North Dakota (continued)
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (b)	$720	$821,002

		1,636,775
Ohio — 1.2%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	3,000	3,037,290
Oklahoma — 2.8%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37	2,935	2,866,439
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	881,456
5.00%, 10/01/39	280	307,199
Oklahoma Development Finance Authority, RB, State System of Higher Education Master Real Property, Series F, 4.00%, 6/01/36	1,080	1,102,766
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	570	577,182
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	1,475	1,526,935

		7,261,977
Oregon — 3.3%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (c)	1,500	566,070
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/35	1,130	984,151
3.00%, 9/01/41	950	785,203
Oregon Health & Science University, Refunding RB, Series B, 4.00%, 7/01/46	925	936,581
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 6/01/41	2,610	2,636,257

6	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Oregon (continued)
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	$2,485	$2,747,664

		8,655,926
Pennsylvania — 5.0%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,448,506
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,240,210
Series D (AGM), 5.00%, 1/01/40	3,640	3,948,927
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (c)(e)	500	324,005
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	810	854,315
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 7/01/45	2,000	2,150,460

		12,966,423
Rhode Island — 3.9%
Rhode Island Commerce Corp., RB, Airport Corporation:
5.00%, 7/01/41	430	471,228
5.00%, 7/01/46	540	589,534
Rhode Island Health & Educational Building Corp., RB, Higher Educational Facility, Series B (f):
4.00%, 9/15/33	675	695,662
4.00%, 9/15/35	350	357,287
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	2,710	3,010,566
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	1,330	1,421,025
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,040,710

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 4.50%, 6/01/45	$2,725	$2,574,771

		10,160,783
South Dakota — 1.0%
Dakota Valley School District No. 61-8, GO, Refinding, 3.00%, 7/15/39	3,080	2,653,605
Tennessee — 4.7%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,070,928
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	911,689
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 9/01/40	3,285	3,216,081
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,238,183
5.38%, 11/01/28	1,000	1,096,780
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	1,200	1,263,948
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	1,075	1,172,728
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45	360	388,908

		12,359,245
Texas — 7.1%
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	5,000	1,800,350

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$2,200	$2,408,362
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (c)	16,780	6,623,234
Leander ISD, CAB, Series D, 0.00%, 8/15/35 (c)	6,000	2,844,660
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,283,127
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	3,000	3,431,010

		18,390,743
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	600	599,022
Vermont — 1.1%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	1,860	1,889,425
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32	920	934,527

		2,823,952
Virginia — 0.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36	780	747,786
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,440	1,613,160

		2,360,946
West Virginia — 0.8%
County of Berkeley West Virginia Public Service Sewer District, Refunding RB, (BAM):
5.00%, 6/01/36	615	677,582
3.38%, 6/01/46	920	818,984

Municipal Bonds	Par (000)	Value
West Virginia (continued)
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group, 3.00%, 6/01/36	$615	$517,209

		2,013,775
Wisconsin — 2.1%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	435	404,985
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	955	955,716
The Monroe Clinic, Inc., 3.00%, 2/15/35	1,690	1,470,317
The Monroe Clinic, Inc., 4.00%, 2/15/38	1,230	1,217,885
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	1,330	1,469,344

		5,518,247
Total Municipal Bonds — 136.8%		356,915,273

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (b)	5,250	5,511,292
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,266,427
Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	5,997	6,741,580
Minnesota — 2.2%
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,578,787

8	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	$2,861	$2,906,198
New York — 9.6%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,600	1,705,632
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	159	168,045
5.75%, 6/15/40	531	562,016
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,439,021
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	884,585
Series A, 4.75%, 6/15/17 (b)	754	763,902
Series A, 4.75%, 6/15/30	3,246	3,289,098
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,980,592
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	5,024,874
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (b)	3,359	3,547,538
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	2,360	2,673,998

		25,039,301
Ohio — 1.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (b)	1,740	1,825,382

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Ohio (continued)
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,600	$2,685,254

		4,510,636
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,654,819
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.9%		57,209,040
Total Long-Term Investments (Cost — $394,319,970) — 158.7%		414,124,313

Short-Term Securities — 1.4%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (k)(l)	3,550,784	3,551,139
Total Short-Term Securities (Cost — $3,550,784) — 1.4%		3,551,139
Total Investments (Cost — $397,870,754*) — 160.1%		417,675,452
Other Assets Less Liabilities — 0.8%		1,934,868
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.6)%		(32,837,191)
VMTP Shares, at Liquidation Value — (48.3)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$260,873,129

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$365,144,861

Gross unrealized appreciation	$27,518,007
Gross unrealized depreciation	(7,770,431)

Net unrealized appreciation	$19,747,576

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	When-issued security.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $3,148,884.

(k)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,080,099	2,470,685	3,550,784	$3,551,139	$15,202	$585	$355

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(18)	5-Year U.S. Treasury Note	March 2017	$2,121,609	$(2,841)
(124)	10-Year U.S. Treasury Note	March 2017	$15,434,125	(35,527)
(144)	Long U.S. Treasury Bond	March 2017	$21,721,500	(25,088)
(21)	Ultra U.S. Treasury Bond	March 2017	$3,374,438	(13,585)
Total				$(77,041)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority

10	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$414,124,313	—	$414,124,313
Short-Term Securities	3,551,139	—	—	3,551,139

Total	$3,551,139	$414,124,313	—	$417,675,452

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(77,041)	—	—	$(77,041)

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(32,783,015)	—	$(32,783,015)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

Total		$(158,683,015)	—	$(158,683,015)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Investment Quality Municipal Trust, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Investment Quality Municipal Trust, Inc.

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock Investment Quality Municipal Trust, Inc.

Date: March 23, 2017